9. Subsequent Events	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 5 – Subsequent Events

On October 27th, 2020, the Company announced that it had received an "Intention to Grant a European Patent" by the European Patent Office for its System and Method for High Throughput Screening of Cancer Cells patent application relating to its “CDx” diagnostic drug sensitivity test.

On November 16th, 2020, the Company established a subsidiary named Digestix Bioscience Inc., specifically dedicated to development of medical devices and pharmaceutical compositions for precancerous neoplastic tumors, as noted in the 8-K filed November 26th, 2020.

On December 16, 2020, the Company executed a Securities Purchase Agreement with 3i LP for a series of convertible notes for an aggregate funding total of $2,750,000, to be carried out over four tranches, the first of which having been received. Per the agreements between the companies, the underlying shares for said notes are to be registered with the SEC. Until such time, the Company has issued 3,913,663 shares on December 18, 2020. Any other shares are to be registered in the future. For complete and detailed information on the Agreements with 3i LP, please see our 8-K for this event, filed December 21, 2020.

On December 21st, 2020, the Company announced that it had initiated is In-Vivo Animal Studies for an FDA Pre-IND meeting. The purpose of these studies is for the Company’s “RCC-33” rug candidate on mice transplanted with colorectal cancer tumor cell lines.

The Company has evaluated subsequent events through the date the financial statements were issued and filed with the SEC and has determined that there are no other such events that warrant disclosure or recognition in the financial statements.

Note 9 – Subsequent Events

On September 2nd, 2020, the Board dismissed Itamar Borochov as Director and Chair of the company.

The Company has evaluated subsequent events through the date the financial statements were issued and filed with the Securities and Exchange Commission and has determined that there are no other such events that warrant disclosure or recognition in the financial statements.